Frontegra Phocas Small Cap Value Fund (Second Prospectus Summary) | Frontegra Phocas Small Cap Value Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Phocas Small Cap Value Fund (the "Fund") is

long-term total investment return through capital appreciation.

Fees and Expenses of Class I Shares of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees	Frontegra Phocas Small Cap Value Fund Class I
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra Phocas Small Cap Value Fund Class I
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.76%
Acquired Fund Fees and Expenses	[2]	0.17%
Total Annual Fund Operating Expenses		1.93%
Fee Waiver	[3]	(0.66%)
Total Annual Fund Operating Expenses After Fee Waiver		1.27%
[1]	"Other Expenses" include a shareholder servicing fee equal to 0.11% of the Fund's average daily net assets.
[2]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.
[3]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.10% of the Fund's average daily net assets for the Class I shares. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the Class I shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Frontegra Phocas Small Cap Value Fund Class I	129	542	981	2,200

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 37% of the average value of its portfolio.

Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets,

plus any borrowings for investment purposes, in domestic common stocks and other equity securities (including convertible preferred stocks and warrants)

of small-capitalization companies, consistent with companies within the Russell

2000® Value Index.  As of September 30, 2011, the largest market capitalization of a company in the Russell 2000® Value Index was $2.6 billion and the weighted average market capitalization was $928 million.

The Fund will pursue its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial

Corporation ("Phocas"), the Fund's subadviser.  Phocas will typically invest in

80 to 120 companies with initial weightings between 0.50% to 1.50% of total Fund value in order to have broad industry representation and reduce individual security risk within the Fund.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the

Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies.  Small capitalization companies are also more susceptible to market pressures than larger companies.

Value Style Investing Risks.  Value investing seeks to identify stocks that have depressed valuations and to sell them when their prices rise in response to resolution of the issues which caused the depressed valuations.  However, these factors may prove to be longer term or even permanent in nature, and there may not be any rise in valuation.  In addition, there is the increased risk that such companies may not have sufficient resources to continue as ongoing businesses.

Sector Risks.  Although Phocas selects stocks based on their individual merits,

some economic sectors will represent a larger portion of the Fund's overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Performance.
The Fund is the successor to the Phocas Small Cap Value Fund (the "Predecessor

Fund") pursuant to a reorganization that was completed on October 8, 2010.

Prior to this date, the Fund had no investment operations. Accordingly, the performance and financial information for periods prior to October 8, 2010 is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies substantially similar to the Predecessor

Fund, which was advised by Phocas, the current subadviser to the Fund.

The Predecessor Fund offered only one class of shares, which was most similar to Class L shares of the Fund (offered in a separate Prospectus).  This

Prospectus relates only to Class I shares, which commenced operations on April

7, 2011.  Class I shares are subject to different expenses than the Predecessor

Fund and Class L shares of the Fund, which may affect their performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance from year to year.  The table shows how the Fund's average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data will be available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns	[1]

The Fund's return from January 1, 2011 through September 30, 2011 was (18.25)%.

     Best and Worst Quarterly Performance (during the periods shown above)

                   Best Quarter Return   Worst Quarter Return

                   22.69% (3rd Q, 2009) (19.36)% (4th Q, 2008)

Average Annual Total Returns (For periods ended December 31, 2010)	[2]
Average Annual Total Returns Frontegra Phocas Small Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Return Before Taxes	29.94%	5.02%	Sep. 29, 2006
Class I After Taxes on Distributions	Return After Taxes on Distributions	29.87%	4.90%	Sep. 29, 2006
Class I After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	19.51%	4.28%	Sep. 29, 2006
Russell 2000 Value Index	Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	0.90%	Sep. 29, 2006

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

[1]	Returns for calendar years 2007-2009 and for the period from January 1, 2010 to October 7, 2010 reflect the performance of the Predecessor Fund. Returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Class L shares of the Fund.
[2]	Fund returns for the period from September 29, 2006 to October 7, 2010 reflect the performance of the Predecessor Fund. Fund returns for the period from October 8, 2010 to December 31, 2010 reflect the performance of the Class L shares of the Fund.